Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Technology Portfolio

May 31, 2019

TEC-QTLY-0719
1.802190.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Communications Equipment - 2.4%
Communications Equipment - 2.4%
Arista Networks, Inc. (a)	48,700	$11,911,533
Cisco Systems, Inc.	1,565,404	81,447,970
F5 Networks, Inc. (a)	53,624	7,082,658
Motorola Solutions, Inc.	154,300	23,137,285
		123,579,446
Electronic Equipment & Components - 2.2%
Electronic Components - 0.9%
Amphenol Corp. Class A	272,830	23,736,210
Corning, Inc.	735,966	21,225,259
		44,961,469
Electronic Equipment & Instruments - 0.6%
Keysight Technologies, Inc. (a)	166,086	12,478,041
Trimble, Inc. (a)	217,782	8,689,502
Zebra Technologies Corp. Class A(a)	49,200	8,434,848
		29,602,391
Electronic Manufacturing Services - 0.5%
TE Connectivity Ltd.	316,300	26,641,949
Technology Distributors - 0.2%
CDW Corp.	137,400	13,525,656

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		114,731,465

Entertainment - 2.8%
Movies & Entertainment - 2.8%
Netflix, Inc. (a)	428,986	147,262,314
Equity Real Estate Investment Trusts (REITs) - 0.5%
Diversified REITs - 0.5%
Ant International Co. Ltd. Class C (b)(c)	4,366,389	27,289,931
Interactive Media & Services - 1.9%
Interactive Media & Services - 1.9%
Alphabet, Inc. Class C (a)	89,968	99,291,384
Internet & Direct Marketing Retail - 2.9%
Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc. (a)	29,600	52,542,072
eBay, Inc.	1,105,900	39,734,987
Meituan Dianping Class B	7,480,317	57,775,407
		150,052,466
IT Services - 22.7%
Data Processing & Outsourced Services - 17.9%
Alliance Data Systems Corp.	43,000	5,912,500
Automatic Data Processing, Inc.	391,914	62,753,270
Broadridge Financial Solutions, Inc.	102,841	12,841,756
Fidelity National Information Services, Inc.	295,405	35,537,222
First Data Corp. Class A (a)	429,326	10,913,467
Fiserv, Inc. (a)	368,900	31,673,754
FleetCor Technologies, Inc. (a)	84,400	21,792,924
Global Payments, Inc.	147,600	22,736,304
Jack Henry & Associates, Inc.	68,093	8,935,163
MasterCard, Inc. Class A	805,200	202,499,748
Paychex, Inc.	292,147	25,063,291
PayPal Holdings, Inc. (a)	984,300	108,026,925
Square, Inc. (a)	281,200	17,420,340
The Western Union Co.	373,173	7,239,556
Total System Services, Inc.	154,300	19,060,679
Visa, Inc. Class A	1,893,000	305,397,690
Worldpay, Inc. (a)	285,800	34,764,712
		932,569,301
Internet Services & Infrastructure - 2.2%
Akamai Technologies, Inc. (a)	149,700	11,281,392
GoDaddy, Inc. (a)	156,400	11,636,160
MongoDB, Inc. Class A (a)(d)	319,200	44,796,528
Okta, Inc. (a)	244,300	27,659,646
VeriSign, Inc. (a)	98,473	19,200,266
		114,573,992
IT Consulting & Other Services - 2.6%
Accenture PLC Class A	560,708	99,845,274
DXC Technology Co.	260,400	12,379,416
Gartner, Inc. (a)	80,664	12,204,463
Leidos Holdings, Inc.	111,167	8,374,210
		132,803,363

TOTAL IT SERVICES		1,179,946,656

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(c)	1,015,442	989,945
Road & Rail - 0.8%
Trucking - 0.8%
Lyft, Inc. (d)	31,100	1,791,982
Lyft, Inc.	343,794	17,828,469
Uber Technologies, Inc.	515,696	18,755,348
		38,375,799
Semiconductors & Semiconductor Equipment - 14.3%
Semiconductor Equipment - 3.3%
Applied Materials, Inc.	2,283,300	88,340,877
ASML Holding NV (Netherlands)	95,900	18,053,595
KLA-Tencor Corp.	148,600	15,316,202
Lam Research Corp.	282,700	49,362,247
		171,072,921
Semiconductors - 11.0%
Advanced Micro Devices, Inc. (a)	854,900	23,432,809
Analog Devices, Inc.	333,300	32,203,446
Broadcom, Inc.	374,864	94,330,777
Intel Corp.	1,577,041	69,452,886
Marvell Technology Group Ltd.	1,648,754	36,767,214
Microchip Technology, Inc. (d)	211,500	16,926,345
Micron Technology, Inc. (a)	1,058,900	34,530,729
NVIDIA Corp.	511,550	69,294,563
NXP Semiconductors NV	274,100	24,164,656
ON Semiconductor Corp. (a)	409,000	7,263,840
Qorvo, Inc. (a)	122,200	7,476,196
Qualcomm, Inc.	1,251,500	83,625,230
Skyworks Solutions, Inc.	170,900	11,387,067
Texas Instruments, Inc.	609,683	63,596,034
		574,451,792

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		745,524,713

Software - 32.2%
Application Software - 12.6%
Adobe, Inc. (a)	626,939	169,837,775
ANSYS, Inc. (a)	69,698	12,510,791
Atlassian Corp. PLC (a)	189,925	23,907,759
Autodesk, Inc. (a)	205,600	33,083,096
Cadence Design Systems, Inc. (a)	251,142	15,965,097
Citrix Systems, Inc.	121,248	11,411,862
Intuit, Inc.	334,400	81,877,840
Nutanix, Inc.:
Class A (a)	1,056,500	29,655,955
Class B (a)(e)	72,872	2,045,517
Parametric Technology Corp. (a)	653,550	54,937,413
Salesforce.com, Inc. (a)	898,192	135,995,251
Splunk, Inc. (a)	121,700	13,872,583
SS&C Technologies Holdings, Inc.	487,600	27,134,940
Synopsys, Inc. (a)	132,301	15,405,128
Workday, Inc. Class A (a)	133,300	27,209,196
		654,850,203
Systems Software - 19.6%
Fortinet, Inc. (a)	126,529	9,170,822
Microsoft Corp.	7,237,840	895,176,050
Palo Alto Networks, Inc. (a)	85,000	17,011,900
Red Hat, Inc. (a)	159,100	29,322,130
ServiceNow, Inc. (a)	157,400	41,227,782
Symantec Corp.	553,900	10,374,547
Tableau Software, Inc. (a)	62,100	6,984,387
VMware, Inc. Class A	67,156	11,885,269
		1,021,152,887

TOTAL SOFTWARE		1,676,003,090

Technology Hardware, Storage & Peripherals - 16.3%
Technology Hardware, Storage & Peripherals - 16.3%
Apple, Inc.	4,632,197	810,958,729
NetApp, Inc.	244,600	14,480,320
Seagate Technology LLC	240,500	10,064,925
Western Digital Corp.	257,900	9,599,038
		845,103,012
TOTAL COMMON STOCKS
(Cost $4,281,877,600)		5,148,150,221

Convertible Preferred Stocks - 0.4%
Food & Staples Retailing - 0.3%
Food Retail - 0.3%
Roofoods Ltd. Series F (a)(b)(c)	41,041	17,151,034
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc. Series D (b)(c)	250,861	5,440,247
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $19,951,137)		22,591,281

Money Market Funds - 1.8%
Fidelity Cash Central Fund 2.41% (f)	32,939,116	32,945,704
Fidelity Securities Lending Cash Central Fund 2.42% (f)(g)	60,844,724	60,850,808
TOTAL MONEY MARKET FUNDS
(Cost $93,796,512)		93,796,512
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $4,395,625,249)		5,264,538,014
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(63,087,424)
NET ASSETS - 100%		$5,201,450,590

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $49,881,212 or 1.0% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,045,517 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$24,495,442
Reddit, Inc. Series D	2/4/19	$5,440,247
Roofoods Ltd. Series F	9/12/17	$14,510,890

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$253,310
Fidelity Securities Lending Cash Central Fund	47,402
Total	$300,712

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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